December 16, 2008

GENERATION WAVE GROWTH FUND
A Series of USA MUTUALS

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated July 30, 2008

Effective December 1, 2008, the Board of Trustees of USA MUTUALS (the “Trust”) appointed Eric Lansky as the Trust’s President and Treasurer due to the resignation of Laurie P. Roberts. Also effective December 1, 2008, Mr. Lansky replaced Ms. Roberts as President and Treasurer of the Fund’s Investment Advisor, Mutual Advisors, Inc. (the “Advisor”).  Additionally, GNI Capital, Inc. (“GNI”), the sub-advisor of the Fund, has changed its address.

The last sentence of the first paragraph under “Management of the Fund – Investment Advisor” on page 9 of the prospectus is revised as follows:

“Eric Lansky is the President and Treasurer of the Advisor.”

The address under “Management of the Fund – The Sub-Advisor” on page 9 of the prospectus is revised as follows:

“GNI is located at 124 Verdae Blvd., Suite 504, Greenville, SC 29607…”

The disclosure in the Interested Trustee and Officers table in the section entitled “Management of the Fund” on page 24 of the SAI is revised to remove the disclosure with respect to Ms. Roberts, and to include the following information for Mr. Lansky:

Interested Trustee and Officers
Name, Address and Age as of March 31, 2008	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Eric Lansky Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, TX 75201 Age: 39	President and Treasurer	Indefinite Term; Since December 1, 2008	President and Treasurer, Mutual Advisors, Inc. (Since December 1, 2008); Managing Director, Reserve Management Corporation Inc. (August 1999 – November 2008)	N/A	N/A

Please retain this Supplement with your Prospectus for reference.

The date of this Supplement is December 16, 2008.

December 16, 2008

VICE FUND
A Series of USA MUTUALS

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated July 30, 2008

Effective December 1, 2008, the Board of Trustees of USA MUTUALS (the “Trust”) appointed Eric Lansky as the Trust’s President and Treasurer due to the resignation of Laurie P. Roberts.  Also effective December 1, 2008, Mr. Lansky replaced Ms. Roberts as President and Treasurer of the Fund’s Investment Advisor, Mutual Advisors, Inc. (the “Advisor”).  Additionally, GNI Capital, Inc. (“GNI”), the sub-advisor of the Fund, has changed its address.

The last sentence of the first paragraph under “Management of the Fund – Investment Advisor” on page 9 of the prospectus is revised as follows:

“Eric Lansky is the President and Treasurer of the Advisor.”

The address under “Management of the Fund – The Sub-Advisor” on page 9 of the prospectus is revised as follows:

“GNI is headquartered at 124 Verdae Blvd., Suite 504, Greenville, SC 29607…”

The disclosure in the Interested Trustee and Officers table in the section entitled “Management of the Fund” on page 25 of the SAI is revised to remove the disclosure with respect to Ms. Roberts, and to include the following information for Mr. Lansky:

Interested Trustee and Officers
Name, Address and Age as of March 31, 2008	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Eric Lansky Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, TX 75201 Age: 39	President and Treasurer	Indefinite Term; Since December 1, 2008	President and Treasurer, Mutual Advisors, Inc. (Since December 1, 2008); Managing Director, Reserve Management Corporation Inc. (August 1999 – November 2008)	N/A	N/A

Please retain this Supplement with your Prospectus for reference.

The date of this Supplement is December 16, 2008.